LONG-TERM DEBT AND CREDIT FACILITIES - Revolving credit and term loan (Details) - USD ($) $ in Millions			3 Months Ended				12 Months Ended
	Aug. 04, 2022	Mar. 07, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Carrying Amount			$ 2,592.9				$ 2,592.9	$ 1,629.9
Repayment of debt							$ 340.0	500.0
Standby fee (as percent of unused availability)							0.29%
Amount held in separate bank account for repayments			10.1				$ 10.1	11.4
Tasiast Mauritanie Ltd. S.A.
Long-term debt
Carrying Amount			$ 160.0				160.0
Repayment of debt							$ 40.0
Interest rate (as a percent)			4.38%				4.38%
Amount held in separate bank account for repayments			$ 27.8				$ 27.8
Revolving credit facility
Long-term debt
Carrying Amount			206.7				206.7	$ 206.5
Maximum borrowing capacity	$ 1,500.0		1,500.0				1,500.0
Letters of credit			6.7				6.7
Extend the maturity	1 year
Borrowings, maturity	August 4, 2027
Amount drawn from letter of credit			$ 100.0	$ 100.0			$ 200.0
Repayment of debt				$ 200.0	$ 100.0
Interest rate (as a percent)			1.45%				1.45%
Revolving credit facility | Great Bear acquisition
Long-term debt
Amount drawn from letter of credit		$ 1,100.0				$ 1,100.0
Letter of credit | Minimum
Long-term debt
Interest rate (as a percent)			0.967%				0.967%
Letter of credit | Maximum
Long-term debt
Interest rate (as a percent)			1.45%				1.45%
Term Loan
Long-term debt
Carrying Amount			$ 998.2				$ 998.2
Interest rate (as a percent)			1.25%				1.25%	1.25%
Term Loan | Great Bear acquisition
Long-term debt
Maximum borrowing capacity		1,000.0
Repayment of debt		$ 1,000.0